Earnings Per Unit (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of numerators and denominators of the basic and diluted per unit computations for net income (loss)
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Three Months Ended March 31,
	2014	2013
	(in thousands, except per unit data)

Net loss	$(85,337)	$(221,885)
Allocated to participating securities	(2,199)	(1,301)
	$(87,536)	$(223,186)

Basic net loss per unit	$(0.27)	$(0.96)
Diluted net loss per unit	$(0.27)	$(0.96)

Basic weighted average units outstanding	328,329	233,176
Dilutive effect of unit equivalents	—	—
Diluted weighted average units outstanding	328,329	233,176